Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)		6 Months Ended	12 Months Ended
	May 01, 2026	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Cash		$ 29,180	$ 480,852
Federal deposit insurance coverage		$ 250,000	$ 250,000
Stock issued during period, ordinary shares (in Shares)	120,000,000	5,750,000	5,750,000
Cash equivalents		$ 0